Note 10 - Other Income	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of other operating income [text block]
10	Other income

	2019	2018	2017

Government grant – Gold sale export incentive	866	6,482	2,446
Government grant – Gold support price	1,064	-	-
Other	94	39	148
Greenstone Retirement Fund pay-out	250	-	-
Greenstone Provident Fund pay-out	-	363	-
Eersteling rock dump sale	-	217	-
	2,274	7,101	2,594

Government grant – Gold sale export incentive
From
May 2016
the Reserve Bank of Zimbabwe announced an export credit incentive (“ECI”) on the gold proceeds received for all large scale gold mine producers. On
January 1, 2018
the export credit incentive decreased from
3,5%
to
2,5%
and on
February 1, 2018,
increased to
10%.
All incentives granted by the Zimbabwean government were included in other income when determined receivable. All receipts were received in Blanket Mine’s RTGS$ account. In the monetary policy statement issued on
February 20, 2019
the RBZ announced the cancellation of the ECI.

Government grant – Gold support price
From
March 6, 2019
it became apparent that Blanket Mine’s sales proceeds received from Fidelity were calculated at a gross price of
$44,000
per kilogram (
$1,368.58
per ounce), which exceeded the prevailing London Bullion Market Association (“LBMA”) price. On
May 12, 2019
the Company received confirmation from Fidelity of this windfall receipt, called the “gold support price”, which has been implemented to incentivise gold producers to increase gold production. The gold support price has not
been increased as the LMBA gold price has subsequently increased above
$1,368.58
per ounce.

Greenstone Retirement Fund pay-out
The Greenstone Retirement Fund (the “Fund”) was established with the aim to provide retirement benefits to employees of mines previously owned by Caledonia Mining South Africa Proprietary Limited. A surplus remained in the Fund after all members were retrenched or terminated in
1997
when the mines were closed. The Financial Services Board in South Africa appointed a tribunal that liquidated the Fund and concluded that the surplus of ZAR
3,6
million (
$250
) that remained in the Fund to be paid out to the former employer. On
October 25, 2019
the surplus was paid out to Caledonia Mining South Africa Proprietary Limited.